Geographic information for offshore drilling operations	12 Months Ended
Dec. 31, 2017
Geographic information for offshore drilling operations [Abstract]
Geographic information for offshore drilling operations

16.  Geographic information for offshore drilling operations:

The revenue shown in the table below is based upon the location where the drilling takes place:

Country	2015	2016	2017
Angola	527,098	500,413	435,785
Brazil	581,438	517,885	333,186
Congo	157,235	241,953	185,040
Norway	231,189	74,925	53,509
Falklands	154,606	21,106	-
Senegal	52,214	289,162	-
Ivory Coast	33,723	1,164	-
Other service revenues	10,697	7,059	-
Total service revenues	$1,748,200	1,653,667	1,007,520

The drilling units the Leiv Eiriksson, the Eirik Raude, the Ocean Rig Corcovado, the Ocean Rig Olympia, the Ocean Rig Poseidon, the Ocean Rig Mykonos, the Ocean Rig Mylos, the Ocean Rig Skyros, the Ocean Rig Athena, the Ocean Rig Apollo and the Ocean Rig Paros constitute the Company's long lived assets. For the year ended, December 31, 2016 and 2015, other service revenues relate to management fees from the services provided by the Company to the offshore drilling unit Cerrado.